Receivables - Investment in Impaired Receivables (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Retail [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	$ 207	$ 233
Recorded Investment, Total	447	484
Unpaid Principal Balance, Total	446	483
Average recorded investment, Total	455	489
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	25	24
With no related allowance recorded, Unpaid Principal Balance	25	24
Related Allowance, Total	13	13
With no related allowance recorded, Average recorded investment	25	22
With an allowance recorded, Recorded Investment	37	33
With an allowance recorded, Unpaid Principal Balance	36	32
With an allowance recorded, Average recorded investment	38	34
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	73	91
With no related allowance recorded, Unpaid Principal Balance	73	91
Related Allowance, Total	189	212
With no related allowance recorded, Average recorded investment	71	95
With an allowance recorded, Recorded Investment	293	311
With an allowance recorded, Unpaid Principal Balance	293	311
With an allowance recorded, Average recorded investment	302	312
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	5	8
With an allowance recorded, Recorded Investment	19	25
With an allowance recorded, Unpaid Principal Balance	19	25
With an allowance recorded, Average recorded investment	19	26
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	113	115
Recorded Investment, Total	714	758
Unpaid Principal Balance, Total	710	753
Average recorded investment, Total	805	864
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	6	12
With no related allowance recorded, Unpaid Principal Balance	5	12
Related Allowance, Total	3	3
With no related allowance recorded, Average recorded investment	6	21
With an allowance recorded, Recorded Investment	48	60
With an allowance recorded, Unpaid Principal Balance	48	60
With an allowance recorded, Average recorded investment	51	63
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	31	35
With no related allowance recorded, Unpaid Principal Balance	31	35
Related Allowance, Total	98	98
With no related allowance recorded, Average recorded investment	37	39
With an allowance recorded, Recorded Investment	593	608
With an allowance recorded, Unpaid Principal Balance	593	608
With an allowance recorded, Average recorded investment	679	708
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	6	8
With an allowance recorded, Recorded Investment	20	25
With an allowance recorded, Unpaid Principal Balance	17	20
With an allowance recorded, Average recorded investment	16	20
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance, Total	6	6
With an allowance recorded, Recorded Investment	16	18
With an allowance recorded, Unpaid Principal Balance	16	18
With an allowance recorded, Average recorded investment	$ 16	$ 13